Financial assets - Loans and receivables maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Loans and receivables - Non-Current	$ 3,081	$ 2,388
Total non-current financial assets	89,315	5,823
Not later than one year
Disclosure of transactions between related parties [line items]
Loans and receivables - Non-Current	344	404
Later than one year and not later than two years
Disclosure of transactions between related parties [line items]
Loans and receivables - Non-Current	156	153
Later than two years and not later than three years
Disclosure of transactions between related parties [line items]
Loans and receivables - Non-Current	161	137
Later than three years and not later than four years
Disclosure of transactions between related parties [line items]
Loans and receivables - Non-Current	142	141
Other
Disclosure of transactions between related parties [line items]
Loans and receivables - Non-Current	$ 2,278	$ 1,553